Schedule V Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2016
Valuation and Qualifying Accounts [Abstract]
Schedule V Valuation and Qualifying Accounts

(In millions)		Additions
Description	Balance at beginning of year	Charged to costs and expenses	Assumed through acquisitions[1]	Deductions	Balance at end of year
Reserves deducted from assets to which they apply
Year ended December 31, 2016
Valuation allowance on deferred tax assets	$193	$—	$—	$(121)	$72
Valuation allowance on mortgage loans	2	—	—	—	2
Year ended December 31, 2015
Valuation allowance on deferred tax assets	133	7	66	(13)	193
Valuation allowance on mortgage loans	1	—	1	—	2
Year ended December 31, 2014
Valuation allowance on deferred tax assets	155	—	—	(22)	133
Valuation allowance on mortgage loans	1	1	—	(1)	1

[1] Assumed through acquisitions represents the valuation allowances recorded related to the acquisition of DLD in October 2015.